Income Tax (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Tax [Line Items]
Income tax rate	17.00%
Tax losses carry forwards (in Dollars)	$ 13,371,889	$ 13,115,752
Singapore [Member]
Income Tax [Line Items]
Income tax rate	17.00%
Indonesia [Member]
Income Tax [Line Items]
Income tax rate	22.00%
Malaysia [Member]
Income Tax [Line Items]
Income tax rate	24.00%
China [Member]
Income Tax [Line Items]
Income tax rate	25.00%
Cayman Islands [Member]
Income Tax [Line Items]
Statutory tax rate	0.00%